July 3, 2001


Securities and Exchange Commission
Judiciary Plaza

450 Fifth Street, NW
Washington, DC  20549
Attention: Filings - Rule 497(j)

Re:    Dreyfus Growth Opportunity Fund, Inc.
       Registration Statement File No. 2-33733
       CIK No. 030162

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 49 to the Registration Statement, electronically filed with the Securities and Exchange Commission on June 27, 2001.

Very truly yours,

/s/ Loretta Johnston

cc: Dave Stephens
      Robert R. Mullery